Fair Value (Details 4) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deposits
Carrying amount of time deposits	$ 2,482,692,000	$ 2,651,303,000
Significant Other Observable Inputs (Level 2)
Other borrowed funds
Carrying amount of the long-term FHLB borrowings	6,244,000	8,950,000
Estimated fair value of long-term FHLB borrowings	6,645,000	8,950,000
Significant Unobservable Inputs (Level 3)
Loans
Carrying amount of fixed rate performing loans	1,352,147,000	1,243,252,000
Estimated fair value of fixed rate performing loans	1,285,648,000	1,196,916,000
Deposits
Carrying amount of time deposits	2,482,692,000	2,651,303,000
Estimated fair value of time deposits	2,480,390,000	2,649,452,000
Securities Sold Under Repurchase Agreements
Carrying amount of long-term repurchase agreements	610,000,000	710,000,000
Estimated fair value of long-term repurchase agreements	$ 558,097,100	$ 792,215,500